COMMITMENTS AND CONTINGENCIES - Additional Information (Details) - Cik0001819516 Aspirational Consumer Lifestyle Corp		6 Months Ended
	Oct. 02, 2020 $ / shares	Jun. 30, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Sep. 25, 2020 item
Commitments And Contingencies [Line Items]
Maximum number of demands for registration of securities | item				3
Deferred underwriting fee payable		$ 8,391,121	$ 8,391,121
Advisory fee payable to Connaught (UK) Limited (as a percent)		10.00%	10.00%
Fee Payable to independent directors per month		$ 3,125	$ 3,125
Over-allotment
Commitments And Contingencies [Line Items]
Shares Issued, Price Per Share | $ / shares	$ 10.00
Deferred underwriter fee | $ / shares	$ 0.35	$ 0.35
Deferred underwriting fee payable		$ 8,391,121